Note 16 - Stock Options and Stock-based Employee Compensation - Stock Options Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2023
Weighted average expected volatility	112.00%
Weighted average expected term (Year)	6 years
Weighted average risk-free interest rate	4.33%